Financial instruments - Interest rate risks (Details) - Variable interest rates - Interest rate risks - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Variable interest rate increase	1.00%	1.00%
Variable interest rate decrease	1.00%	1.00%
Impact on income before taxes from increase in assumption	€ 746	€ 415	€ 320
Impact on income before taxes from decrease in assumption	(827)	(415)	€ (320)
Impact on fair value of instrument from increase in assumption	2,570	37
Impact on fair value of instrument from decrease in assumption	€ (827)	€ (415)